UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

The Flex-funds Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o The Flex-funds Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007

Item 1.	Schedule of Investments.

Schedule of Investments

September 30, 2007 (unaudited)

The Muirfield Fund

Security Description		Shares or Principal Amount ($)		Value ($)
Registered Investment Companies—89.6%

Allegiant Mid Cap Value Fund—Class A		90,076		1,370,962
Allianz NFJ Dividend Value Fund—Class D		378,775		6,870,972
Allianz NFJ International Value Fund—Class A		138,382		3,912,062
Artisan Mid Cap Value Fund		68,468		1,485,762
Dodge & Cox International Stock Fund		53,124		2,607,857
Harbor International Fund—Inst. Class		57,934		4,329,971
Hartford Capital Appreciation Fund—Class A		118,451		5,228,409
Heritage Mid Cap Stock Fund—A		160,770		5,109,268
iShares Russell 1000 Growth Index Fund		91,725		5,662,184
MFS Value Fund—Class A		227,414		6,608,637
Munder Mid Cap Core Growth Fund—Class A #		96,031		2,917,427

Total Registered Investment Companies	(Cost	$42,391,974)		46,103,511

U.S. Government Obligations—1.1%

U.S. Treasury Bill, 4.77%, due 11/08/2007 *		100,000		99,513
U.S. Treasury Bill, 4.19%, due 12/06/2007 *		500,000		496,512

Total U.S. Government Obligations	(Cost	$595,728)		596,025

Repurchase Agreements—9.4%

Morgan Stanley DW, Inc., 5.31%, 10/01/2007, (Collateralized by $5,017,835 various Certificates of Deposit, Government Agencies, Agency Strips, Commercial Papers, Treasury Notes at 2.625%—12.50%, due 10/01/2007—04/15/2030, value—$4,927,600) purchase date 09/28/2007		4,831,000		4,831,000

Total Repurchase Agreements	(Cost	$4,831,000)		4,831,000

Total Investments—100.1%	(Cost	$47,818,702	)(a)	51,530,536

Liabilities less Other Assets—(0.1%)				(58,576)

Total Net Assets—100.0%				51,471,960

Trustee Deferred Compensation**

The Flex-funds Aggressive Growth Fund		352		3,091
The Flex-funds Defensive Growth Fund		183		2,064
The Flex-funds Dynamic Growth Fund		1,899		19,617
The Flex-funds Muirfield Fund		5,000		31,400
The Flex-funds Quantex Fund		1,864		37,094
The Flex-funds Socially Responsible Utilities Fund		370		9,354

Total Trustee Deferred Compensation	(Cost	$75,391)		102,620

Futures Contracts
		Long Contracts		Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring December 2007, notional value $3,076,200		8		3,950

Total Futures Contracts				3,950

(a)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized in excess of federal income tax reporting of approximately $16,510. Cost for federal income tax purposes of $47,835,212 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,737,055
Unrealized depreciation	(41,731)

Net unrealized appreciation (depreciation)	$3,695,324

#	Represents non-income producing securities.
*	Pledged as collateral on futures contracts.
**	Assets of affiliates to The Muirfield Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2007 (unaudited)

The Dynamic Growth Fund

Security Description		Shares or Principal Amount ($)		Value ($)
Registered Investment Companies—89.0%

Allegiant Mid Cap Value Fund—Class A		74,327		1,131,255
Allianz NFJ Dividend Value Fund—Class D		140,258		2,544,281
Allianz NFJ International Value Fund—Class A		46,281		1,308,374
Dodge & Cox International Stock Fund		22,993		1,128,711
Harbor International Fund—Inst. Class		20,835		1,557,194
Hartford Capital Appreciation Fund—Class A		41,746		1,842,687
Heritage Mid Cap Stock Fund—A		63,859		2,029,446
iShares Russell 1000 Growth Index Fund		29,525		1,822,578
MFS Value Fund—Class A		89,189		2,591,832
Munder Mid Cap Core Growth Fund—Class A #		31,110		945,109

Total Registered Investment Companies	(Cost	$15,621,810)		16,901,467

U.S. Government Obligations—2.1%

U.S. Treasury Bill, 4.19%, due 12/06/2007 *		400,000		397,209

Total U.S. Government Obligations	(Cost	$396,971)		397,209

Repurchase Agreements—9.0%

Morgan Stanley DW, Inc., 5.31%, 10/01/2007, (Collateralized by $1,774,056 various Certificates of Deposit, Government Agencies, Agency Strips, Commercial Papers, Treasury Notes at 2.625%—12.50%, due 10/01/2007—04/15/2030, value—$1,742,153) purchase date 09/28/2007		1,708,000		1,708,000

Total Repurchase Agreements	(Cost	$1,708,000)		1,708,000

Total Investments—100.1%	(Cost	$17,726,781	)(a)	19,006,676

Liabilities less Other Assets—(0.1%)				(26,664)

Total Net Assets—100.0%				18,980,012

Trustee Deferred Compensation**

The Flex-funds Aggressive Growth Fund		173		1,519
The Flex-funds Defensive Growth Fund		90		1,015
The Flex-funds Dynamic Growth Fund		481		4,969
The Flex-funds Muirfield Fund		1,344		8,440
The Flex-funds Quantex Fund		529		10,527
The Flex-funds Socially Responsible Utilities Fund		79		1,997

Total Trustee Deferred Compensation	(Cost	$22,313)		28,467

Futures Contracts
		Long Contracts		Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring December 2007, notional value $1,153,575		3		2,325

Total Futures Contracts				2,325

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,279,895
Unrealized depreciation	—

Net unrealized appreciation (depreciation)	$1,279,895

#	Represents non-income producing securities.
*	Pledged as collateral on futures contracts.
**	Assets of affiliates to The Dynamic Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2007 (unaudited)

The Aggressive Growth Fund

Security Description		Shares or Principal Amount ($)		Value ($)
Registered Investment Companies—91.9%

DIAMONDS Trust, Series I Unit Investment Trust		11,000		1,528,010
iShares Dow Jones U.S. Energy Sector Index Fund		11,300		1,473,972
iShares Dow Jones U.S. Industrial Sector Index Fund		7,500		567,750
iShares MSCI EAFE Index Fund		37,290		3,079,781
iShares MSCI EMU Index Fund		24,705		2,986,835
iShares MSCI United Kingdom Index Fund		54,500		1,402,285
iShares Russell 1000 Growth Index Fund		67,700		4,179,121
iShares Russell 1000 Value Index Fund		610		52,430
iShares Russell Midcap Growth Index Fund		63,625		7,386,862
iShares Russell Midcap Value Index Fund		9,550		1,444,915
iShares S&P 500 Value Index Fund		41,300		3,364,298

Total Registered Investment Companies	(Cost	$26,183,588)		27,466,259

U.S. Government Obligations—0.7%

U.S. Treasury Bill, 4.19%, due 12/06/07 *		200,000		198,605

Total U.S. Government Obligations	(Cost	$198,486)		198,605

Repurchase Agreements—7.4%

Morgan Stanley DW, Inc., 5.31%, 10/01/2007, (Collateralized by $2,317,282 various Certificates of Deposit, Government Agencies, Agency Strips, Commercial Papers, Treasury Notes at 2.625%—12.50%, due 10/01/2007—04/15/2030, value—$2,275,611) purchase date 09/28/2007		2,231,000		2,231,000

Total Repurchase Agreements	(Cost	$2,231,000)		2,231,000

Total Investments—100.0%	(Cost	$28,613,074	)(a)	29,895,864

Liabilities less Other Assets—(0.0%)				(10,885)

Total Net Assets—100.0%				29,884,979

Trustee Deferred Compensation**

The Flex-funds Aggressive Growth Fund		187		1,642
The Flex-funds Defensive Growth Fund		97		1,094
The Flex-funds Dynamic Growth Fund		423		4,370
The Flex-funds Muirfield Fund		1,154		7,247
The Flex-funds Quantex Fund		438		8,716
The Flex-funds Socially Responsible Utilities Fund		73		1,845

Total Trustee Deferred Compensation	(Cost	$19,723)		24,914

Futures Contracts
		Long Contracts		Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring December 2007, notional value $2,307,150		6		68,500

Total Futures Contracts				68,500

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,365,702
Unrealized depreciation	(82,912)

Net unrealized appreciation (depreciation)	$1,282,790

*	Pledged as collateral on futures contracts.
**	Assets of affiliates to The Aggressive Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2007 (unaudited)

The Defensive Growth Fund

Security Description		Shares or Principal Amount ($)		Value ($)
Registered Investment Companies—89.7%

DIAMONDS Trust, Series I Unit Investment Trust		25,000		3,472,750
iShares Dow Jones U.S. Energy Sector Index Fund		28,225		3,681,669
iShares Dow Jones U.S. Industrial Sector Index Fund		51,440		3,894,008
iShares MSCI EAFE Index Fund		89,450		7,387,676
iShares MSCI EMU Index Fund		35,125		4,246,612
iShares MSCI United Kingdom Index Fund		107,850		2,774,981
iShares Russell 1000 Growth Index Fund		226,835		14,002,525
iShares Russell 1000 Value Index Fund		4,256		365,803
iShares Russell Midcap Growth Index Fund		93,585		10,865,218
iShares Russell Midcap Value Index Fund		23,118		3,497,753
iShares S&P 500 Value Index Fund		131,425		10,705,881

Total Registered Investment Companies	(Cost	$61,925,580)		64,894,876

U.S. Government Obligations—0.5%

U.S. Treasury Bill, 5.00%, due 10/04/2007 *		100,000		99,960
U.S. Treasury Bill, 4.19%, due 12/06/2007 *		110,000		109,233
U.S. Treasury Bill, 3.652%, due 12/27/2007 *		190,000		188,238

Total U.S. Government Obligations	(Cost	$397,493)		397,431

Repurchase Agreements—9.8%

Morgan Stanley DW, Inc., 5.31%, 10/01/2007, (Collateralized by $7,380,819 various Certificates of Deposit, Government Agencies, Agency Strips, Commercial Papers, Treasury Notes at 2.625%—12.50%, due 10/01/2007—04/15/2030, value—$7,248,091) purchase date 09/28/2007		7,106,000		7,106,000

Total Repurchase Agreements	(Cost	$7,106,000)		7,106,000

Total Investments—100.0%	(Cost	$69,429,073	)(a)	72,398,307

Liabilities less Other Assets—(0.0%)				(22,801)

Total Net Assets—100.0%				72,375,506

Trustee Deferred Compensation**

The Flex-funds Aggressive Growth Fund		305		2,678
The Flex-funds Defensive Growth Fund		159		1,794
The Flex-funds Dynamic Growth Fund		86		888
The Flex-funds Muirfield Fund		296		1,859
The Flex-funds Quantex Fund		138		2,746
The Flex-funds Socially Responsible Utilities Fund		36		910

Total Trustee Deferred Compensation	(Cost	$10,498)		10,875

Futures Contracts
		Long Contracts		Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring December 2007, notional value $7,305,975		19		224,913

Total Futures Contracts				224,913

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,115,651
Unrealized depreciation	(146,417)

Net unrealized appreciation (depreciation)	$2,969,234

*	Pledged as collateral on futures contracts.
**	Assets of affiliates to The Defensive Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2007 (unaudited)

The Focused Growth Fund

Security Description		Shares or Principal Amount ($)		Value ($)
Registered Investment Companies—90.3%

DIAMONDS Trust, Series I Unit Investment Trust		23,475		3,260,912
iShares Dow Jones U.S. Energy Sector Index Fund		25,575		3,336,003
iShares Dow Jones U.S. Industrial Sector Index Fund		47,699		3,610,814
iShares MSCI EAFE Index Fund		82,145		6,784,356
iShares MSCI EMU Index Fund		31,839		3,849,335
iShares MSCI United Kingdom Index Fund		95,600		2,459,788
iShares Russell 1000 Growth Index Fund		198,520		12,254,640
iShares Russell 1000 Value Index Fund		1,055		90,677
iShares Russell Midcap Growth Index Fund		82,375		9,563,737
iShares Russell Midcap Value Index Fund		20,562		3,111,031
iShares S&P 500 Value Index Fund		114,450		9,323,097

Total Registered Investment Companies	(Cost	$55,091,708)		57,644,390

U.S. Government Obligations—0.7%

U.S. Treasury Bill, 3.652%, due 12/27/2007 *		475,000		471,686

Total U.S. Government Obligations	(Cost	$470,913)		471,686

Repurchase Agreements—10.9%

Morgan Stanley DW, Inc., 5.31%, 10/01/2007, (Collateralized by $7,192,819 various Certificates of Deposit, Government Agencies, Agency Strips, Commercial Papers, Treasury Notes at 2.625%—12.50%, due 10/01/2007—04/15/2030, value—$7,063,471) purchase date 09/28/2007		6,925,000		6,925,000

Total Repurchase Agreements	(Cost	$6,925,000)		6,925,000

Total Investments—101.9%	(Cost	$62,487,621	)(a)	65,041,076

Liabilities less Other Assets—(1.9%)				(1,233,022)

Total Net Assets—100.0%				63,808,054

Trustee Deferred Compensation**

The Flex-funds Aggressive Growth Fund		278		2,441
The Flex-funds Defensive Growth Fund		145		1,636
The Flex-funds Dynamic Growth Fund		78		806
The Flex-funds Muirfield Fund		270		1,696
The Flex-funds Quantex Fund		127		2,527
The Flex-funds Socially Responsible Utilities Fund		33		834

Total Trustee Deferred Compensation	(Cost	$9,577)		9,940

Futures Contracts
		Long Contracts		Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring December 2007, notional value $6,152,400		16		189,400

Total Futures Contracts				189,400

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,702,422
Unrealized depreciation	(148,967)

Net unrealized appreciation (depreciation)	$2,553,455

*	Pledged as collateral on futures contracts.
**	Assets of affiliates to The Focused Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2007 (unaudited)

The Quantex Fund

Security Description		Shares or Principal Amount ($)	Value ($)
Common Stocks—82.9%

Basic Materials—6.3%
Ashland, Inc.		3,275	197,188
Eastman Chemical Co.		3,775	251,906
Hercules, Inc.		11,110	233,532
Int’l Flavors & Fragrances, Inc.		4,415	233,377
MeadWestvaco Corp.		7,190	212,321
Sigma—Aldrich Corp.		5,555	270,750
Temple-Inland, Inc.		4,675	246,045

	(Cost	1,375,332)	1,645,119

Communications—10.9%
ADC Telecommunications, Inc. #		14,779	289,817
CenturyTel, Inc.		4,910	226,940
Ciena Corp. #		7,769	295,844
Citizens Communications Co.		14,935	213,869
Comverse Technology, Inc.		9,470	187,506
Dow Jones & Co., Inc.		6,760	403,572
EW Scripps Co.		5,055	212,310
Interpublic Group of Cos., Inc. #		17,545	182,117
JDS Uniphase Corp. #		14,722	220,241
Meredith Corp.		3,775	216,307
New York Times Co.		9,000	177,840
Tellabs, Inc. #		20,935	199,301

	(Cost	2,507,745)	2,825,664

Consumer Cyclical—13.5%
Autonation, Inc. #		10,085	178,706
Big Lots, Inc. #		9,325	278,258
Brunswick Corp.		6,695	153,048
Centex Corp.		5,500	146,135
Cintas Corp.		5,410	200,711
Circuit City Stores, Inc.		11,345	89,739
Dillards, Inc.		6,170	134,691
Family Dollar Stores, Inc.		7,690	204,246
Hasbro, Inc.		7,805	217,603
Jones Apparel Group, Inc.		6,550	138,401
KB Home		4,150	103,999
Liz Claiborne, Inc.		4,850	166,501
OfficeMax, lnc.		4,295	147,190
RadioShack Corp.		12,605	260,419
The Goodyear Tire & Rubber Co. #		9,380	285,246
Tiffany & Co.		5,410	283,214
W.W. Grainger, Inc.		3,040	277,218
Wendy's International, Inc.		6,430	224,471

	(Cost	3,615,939)	3,489,796

Schedule of Investments

September 30, 2007 (unaudited)

The Quantex Fund

Security Description		Shares or Principal Amount ($)	Value ($)
Consumer Noncyclical—18.1%
Barr Pharmaceuticals, Inc. #		4,295	244,428
Bausch & Lomb, Inc.		4,150	265,600
Brown-Forman Corp.		3,275	245,330
Constellation Brands, Inc. #		10,470	253,479
Convergys Corp. #		8,950	155,372
Equifax, Inc.		6,260	238,631
Estee Lauder Cos., Inc./The		5,175	219,730
Health Management Associates, Inc.		10,205	70,823
Hospira, Inc. #		6,430	266,524
IMS Health, Inc.		8,005	245,273
King Pharmaceuticals, Inc. #		13,365	156,638
Manor Care, Inc.		4,585	295,274
McCormick & Co., Inc.		5,580	200,713
Millipore Corp. #		3,210	243,318
Molson Coors Brewing Co.		2,895	288,545
Mylan Laboratories, Inc.		10,675	170,373
Patterson Cos., Inc. #		6,055	233,784
Pepsi Bottling Group, Inc.		7,455	277,102
Tenet Healthcare Corp. #		30,155	101,321
Tyson Foods, Inc.		13,125	234,281
Watson Pharmaceuticals, lnc. #		8,190	265,356

	(Cost	4,426,836)	4,671,895

Energy—3.0%
Dynegy, Inc. #		29,650	273,966
Integrys Energy Group, Inc.		3,955	202,615
Rowan Cos., Inc.		8,070	295,200

	(Cost	583,528)	771,781

Financial—3.7%
Apartment Investment & Management Co.		3,770	170,140
Federated Investors, Inc.		6,260	248,522
First Horizon National Corp.		5,500	146,630
Janus Capital Group, Inc.		10,350	292,698
MGIC Investment Corp.		3,390	109,531
Wachovia Corp. Pref. Dividend Equalization #		1,700	0

	(Cost	943,631)	967,521

Industrial—14.3%
Allied Waste Industries, Inc. #		17,400	221,850
Ball Corp.		4,795	257,731
Bemis Co.		6,550	190,671
Black & Decker Corp.		2,660	221,578
Leggett & Platt, Inc.		9,095	174,260
Molex, Inc.		6,815	183,528

Schedule of Investments

September 30, 2007 (unaudited)

The Quantex Fund

Security Description		Shares or Principal Amount ($)	Value ($)
Pactiv Corp. #		6,055	173,536
Pall Corp.		6,170	240,013
PerkinElmer, lnc.		9,800	286,258
Ryder System, Inc.		4,060	198,940
Sanmina—SCI Corp. #		62,195	131,853
Sealed Air Corp.		6,815	174,192
Snap—On, Inc.		4,470	221,444
Solectron Corp. #		66,610	259,779
Stanley Works / The		4,245	238,272
Tektronix, Inc.		8,280	229,687
Waters Corp. #		4,415	295,452

	(Cost	3,296,031)	3,699,044

Technology—9.1%
Citrix Systems, Inc. #		7,950	320,544
Compuware Corp. #		25,730	206,355
Jabil Circuit, Inc.		8,710	198,936
LSI Logic Corp. #		26,440	196,185
Novell, Inc. #		34,565	264,077
Novellus Systems, Inc. #		6,170	168,194
Parametric Technology Corp. #		12,410	216,182
PMC—Sierra, Inc. #		31,905	267,683
QLogic Corp. #		9,825	132,146
Teradyne, Inc. #		14,330	197,754
Unisys Corp. #		27,370	181,189

	(Cost	2,135,540)	2,349,245

Utilities—4.0%
Centrepoint Energy, Inc.		12,605	202,058
CMS Energy Corp.		12,985	218,408
Nicor, Inc.		4,585	196,696
Pinnacle West Capital Corp.		4,150	163,966
TECO Energy, Inc.		14,620	240,207

	(Cost	955,265)	1,021,335

Total Common Stocks	(Cost	$19,839,847)	21,441,400

Registered Investment Companies—2.3%

iShares Russell Midcap Index Fund		5,610	606,890

Total Registered Investment Companies	(Cost	608,282)	606,890

U.S. Government Obligations—1.2%

U.S. Treasury Bill, 4.19%, due 12/06/2007 *		300,000	297,907

Schedule of Investments

September 30, 2007 (unaudited)

The Quantex Fund

Security Description		Shares or Principal Amount ($)		Value ($)
Total U.S. Government Obligations	(Cost	$297,729)		297,907

Repurchase Agreements—13.8%

Morgan Stanley DW, Inc., 5.31%, 10/01/2007, (Collateralized by $3,696,642 various Certificates of Deposit, Government Agencies, Agency Strips, Commercial Papers, Treasury Notes at 2.625%—12.50%, due 10/01/2007—04/15/2030, value—$3,630,166) purchase date 09/28/2007		3,559,000		3,559,000

Total Repurchase Agreements	(Cost	$3,559,000)		3,559,000

Total Investments—100.2%	(Cost	$24,304,858	)(a)	25,905,197

Liabilities less Other Assets—(0.2%)				(61,618)

Total Net Assets—100.0%				25,843,579

Trustee Deferred Compensation**

The Flex-funds Aggressive Growth Fund		177		1,554
The Flex-funds Defensive Growth Fund		92		1,038
The Flex-funds Dynamic Growth Fund		980		10,123
The Flex-funds Muirfield Fund		2,500		15,700
The Flex-funds Quantex Fund		876		17,432
The Flex-funds Socially Responsible Utilities Fund		186		4,702

Total Trustee Deferred Compensation	(Cost	$36,609)		50,549

Futures Contracts
		Long Contracts		Unrealized Appreciation (Depreciation)($)
Standard & Poors MidCap 400 expiring December 2007, notional value $4,019,850		9		120,775

Total Futures Contracts				120,775

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,993,613
Unrealized depreciation	(1,393,274)

Net unrealized appreciation (depreciation)	$1,600,339

ADR American Depositary Receipt

#	Represents non-income producing securities.
*	Pledged as collateral on Futures Contracts.
**	Assets of affiliates to The Flex-funds Quantex Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2007 (unaudited)

The Socially Responsible Utilities Fund

Security Description		Shares or Principal Amount ($)	Value ($)
Common Stocks—94.5%

Electric Utility 16.2%
AES Corp. #		64,480	1,292,179
Energy East Corp.		32,590	881,559
MDU Resources Group, Inc.		23,237	646,918
Northeast Utilities		16,755	478,691
Pepco Holdings, Inc.		15,215	412,022
Sierra Pacific Resources		56,125	882,846

	(Cost	3,816,345)	4,594,215

Independent Power Producer 3.9%
Dynegy, Inc. #		40,390	373,204
NRG Energy, Inc. #		17,390	735,423

	(Cost	569,507)	1,108,627

Natural Gas Distribution 11.8%
AGL Resources, Inc.		14,865	588,951
ATMOS Energy Corp.		9,645	273,146
NiSource, Inc.		58,760	1,124,667
ONEOK, Inc.		8,625	408,825
Southern Union Co.		30,960	963,166

	(Cost	2,861,677)	3,358,755

Oil Exploration & Production 8.8%
GMX Resources, Inc. #		11,185	359,821
Goodrich Petroleum Corp. #		10,340	327,778
Pioneer Natural Resources Co.		18,115	814,813
Ultra Petroleum Corp. #		15,555	965,032

	(Cost	1,817,536)	2,467,444

Pipelines 19.7%
El Paso Corp.		49,845	845,870
Enterprise Products Partners, L.P.		21,646	654,792
Equitable Resources, Inc.		12,340	640,076
Kinder Morgan Energy Partners, L.P.		17,818	880,209
Questar Corp.		28,055	1,473,729
Spectra Energy Corp.		45,690	1,118,491

	(Cost	4,393,254)	5,613,167

Telephone & Telecommunications 33.4%
America Movil SA de CV—ADR		12,295	786,880
AT&T, Inc.		35,160	1,487,620
Brasil Telecom—ADR		10,370	773,809
China Mobile Limited—ADR		10,955	898,748
Corning, Inc.		31,980	788,307
Cypress Semiconductor Corp. #		14,610	426,758
MEMC Electronic Materials, Inc. #		8,965	527,680
Philippine Long Distance Telephone Company—ADR		9,350	601,579
PT Telekomunikasi Indonesia—ADR		9,405	459,152

Schedule of Investments

September 30, 2007 (unaudited)

The Socially Responsible Utilities Fund

Security Description		Shares or Principal Amount ($)		Value ($)
Telefonos de Mexico SA de CV—ADR		11,055		926,519
Turkcell Iletisim Hizmetleri AS—ADR		32,595		693,622
Verizon Communications, Inc.		15,420		682,798
Vivo Participacoes SA—ADR		90,075		446,772

	(Cost	6,466,944)		9,500,244

Water Utility—0.7%
Mueller Water Products, Inc.		15,170		187,956

	(Cost	244,620)		187,956

Total Common Stocks	(Cost	$20,169,883)		26,830,408

Repurchase Agreements—5.6%

Morgan Stanley DW, Inc., 5.31%, 10/01/2007, (Collateralized by $1,658,763 various Certificates of Deposit, Government Agencies, Agency Strips, Commercial Papers, Treasury Notes at 2.625%—12.50%, due 10/01/2007—04/15/2030, value—$1,628,934) purchase date 09/28/2007		1,597,000		1,597,000

Total Repurchase Agreements	(Cost	$1,597,000)		1,597,000

Total Investments—100.1%	(Cost	$21,766,883	)(a)	28,427,408

Liabilities less Other Assets—(0.1%)				(23,302)

Total Net Assets—100.0%				28,404,106

Trustee Deferred Compensation*

The Flex-funds Aggressive Growth Fund		201		1,765
The Flex-funds Defensive Growth Fund		104		1,173
The Flex-funds Dynamic Growth Fund		689		7,117
The Flex-funds Muirfield Fund		1,828		11,480
The Flex-funds Quantex Fund		680		13,532
The Flex-funds Socially Responsible Utilities Fund		127		3,211

Total Trustee Deferred Compensation	(Cost	$28,524)		38,278

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$7,206,934
Unrealized depreciation	(546,409)

Net unrealized appreciation (depreciation)	$6,660,525

ADR American Depositary Receipt

#	Represents non-income producing securities.
*	Assets of affiliates to The Socially Responsible Utilities Fund held for the benefit of the Fund’s Trustees in connection with the Trustees Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2007 (unaudited)

The U.S. Government Bond Fund

Security Description		Principal Amount ($) or Shares		Value ($)
U.S. Government Obligations—80.9%

Fannie Mae, 3.875%, due 02/01/2008		400,000		398,619
Federal Farm Credit, 5.125%, due 06/06/2011		800,000		814,694
Federal Farm Credit, 4.875%, due 04/12/2012		2,000,000		2,017,277
Federal Home Loan Bank, 5.30%, due 10/10/2007		400,000		399,500
Federal Home Loan Bank, 3.625%, due 10/26/2007		200,000		199,782
Federal Home Loan Bank, 3.00%, due 12/28/2007		400,000		398,007
Federal Home Loan Bank, 5.00%, due 03/09/2012		2,000,000		2,027,660
Federal Home Loan Bank, 5.00%, due 03/14/2014		2,000,000		2,020,498
Federal Home Loan Bank, 5.375%, due 09/09/2016		600,000		616,509
Federal Home Loan Mortgage Corporation, 4.375%, due 07/17/2015		1,400,000		1,351,140
U.S. Treasury Note, 4.00%, due 06/15/2009		200,000		199,969
U.S. Treasury Note, 4.00%, due 11/15/2012		300,000		297,234

Total U.S. Government Obligations	(Cost	$10,631,728)		10,740,889

Repurchase Agreements—18.8%

Morgan Stanley DW, Inc., 5.31%, 10/01/2007, (Collateralized by $2,589,415 various Certificates of Deposit, Government Agencies, Agency Strips, Commercial Papers, Treasury Notes at 2.625%—12.50%, due 10/01/2007—04/15/2030, value—$2,542,850) purchase date 09/28/2007		2,493,000		2,493,000

Total Repurchase Agreements	(Cost	$2,493,000)		2,493,000

Total Investments—99.7%	(Cost	$13,124,728	)(a)	13,233,889

Other Assets less Liabilities—0.3%				34,453

Total Net Assets—100.0%				13,268,342

Trustee Deferred Compensation*

The Flex-funds Aggressive Growth Fund		148		1,299
The Flex-funds Defensive Growth Fund		77		869
The Flex-funds Dynamic Growth Fund		520		5,372
The Flex-funds Muirfield Fund		1,369		8,597
The Flex-funds Quantex Fund		512		10,189
The Flex-funds Socially Responsible Utilities Fund		98		2,477

Total Trustee Deferred Compensation	(Cost	$21,638)		28,803

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$110,024
Unrealized depreciation	(863)

Net unrealized appreciation (depreciation)	$109,161

*	Assets of affiliates to The U.S. Government Bond Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2007 (unaudited)

The Money Market Fund

Security Description	Coupon/Yield	Maturity	Principal Amount ($) or Shares	Value ($)
Certificates of Deposit—4.7%

Barclay's Capital CD	5.40%	01/14/08	5,000,000	5,000,000
Deutsche Bank CD	5.43%	01/28/08	5,000,000	5,000,000

Total Certificates of Deposit		(Cost	$10,000,000)	10,000,000

Commercial Paper—34.1%

ABN-AMRO NA	5.24%	10/12/07	3,000,000	2,995,197
Bank of America	5.40%	11/16/07	4,300,000	4,270,330
Bank of America	5.38%	11/20/07	2,500,000	2,481,319
BNP Paribas	5.53%	10/12/07	1,285,000	1,282,829
BNP Paribas	4.90%	10/22/07	2,500,000	2,492,854
BNP Paribas	5.45%	10/23/07	4,000,000	3,986,678
CBA Delaware Finance	5.45%	10/24/07	3,000,000	2,989,554
CBA Delaware Finance	5.67%	11/06/07	3,000,000	2,982,990
CBA Delaware Finance	5.05%	12/27/07	2,500,000	2,469,490
Citigroup Funding	5.25%	10/31/07	2,000,000	1,991,250
Citigroup Funding	5.27%	11/02/07	5,000,000	4,976,578
Dexia Delaware	5.40%	11/05/07	1,700,000	1,691,075
ING Funding	5.50%	10/09/07	1,525,000	1,523,136
J.P. Morgan Chase	5.07%	01/03/08	2,500,000	2,466,904
J.P. Morgan Chase	4.95%	03/24/08	2,500,000	2,439,844
Mitsubishi International	5.05%	10/24/07	2,500,000	2,491,934
Mitsubishi International	5.19%	11/19/07	5,000,000	4,964,713
Paccar Financial Corporation	5.30%	11/09/07	1,333,000	1,325,347
Societe Generale	5.28%	10/11/07	3,300,000	3,295,160
Societe Generale	5.18%	11/01/07	2,000,000	1,991,079
Societe Generale	5.45%	11/13/07	3,800,000	3,775,263
Svenska Handlesbank	5.60%	12/07/07	2,000,000	1,979,156
Toyota Motor Credit	5.28%	12/20/07	2,000,000	1,976,533
Toyota Motor Credit	4.75%	03/06/08	2,500,000	2,448,212
UBS Finance Delaware	5.45%	10/18/07	3,929,000	3,918,888
UBS Finance Delaware	5.35%	10/22/07	1,200,000	1,196,255
UBS Finance Delaware	5.31%	02/19/08	1,500,000	1,468,804

Total Commercial Paper		(Cost	$71,871,372)	71,871,372

Corporate Obligations—45.9%

American General Finance	2.75%	06/15/08	985,000	966,778

Schedule of Investments

September 30, 2007 (unaudited)

The Money Market Fund

Security Description	Coupon/Yield		Maturity	Principal Amount ($) or Shares	Value ($)
Aquarium Holdings Ky**	5.19	%*	10/04/07	108,000	108,000
Bank of America	5.63%		11/30/07	863,000	863,402
Barclay's Bank	5.71	%*	10/16/07	3,640,000	3,636,976
Bath Technologies**	5.23	%*	10/04/07	1,085,000	1,085,000
Bear Stearns Co., Inc.	5.51	%*	10/29/07	2,000,000	2,001,352
Bear Stearns Co., Inc.	4.00%		01/31/08	250,000	248,772
Beaver Creek Enterprise**	5.18	%*	10/04/07	1,750,000	1,750,000
Cascade Plaza Project**	5.18	%*	10/04/07	7,410,000	7,410,000
CIT Group Inc.	5.67	%*	12/19/07	700,000	700,103
CIT Group Inc.	4.00%		05/08/08	1,381,000	1,369,341
Citigroup Global	5.76	%*	12/07/07	2,025,000	2,024,647
Clark Grave Vault Co.**	5.19	%*	10/04/07	150,000	150,000
Credit Suisse First Boston	5.40%		12/21/07	8,500,000	8,500,000
Credit Suisse First Boston	6.50%		06/01/08	750,000	754,818
Deutsche Bank	4.90	%*	10/01/07	4,000,000	4,000,000
Don's Launderers-Cleaners, Inc.**	5.19	%*	10/04/07	900,000	900,000
General Dynamics	3.00%		05/15/08	3,090,000	3,045,875
Goldman Sachs	5.49	%*	10/05/07	2,200,000	2,200,040
Gordon Flesch Co. Project**	5.18	%*	10/04/07	700,000	700,000
HSBC Finance	5.50	%*	11/09/07	3,110,000	3,113,116
HSBC Finance	5.50	%*	11/21/07	500,000	500,092
International Lease	4.50%		05/01/08	3,785,000	3,765,080
International Lease	4.63%		06/02/08	1,000,000	995,019
Isaac Tire, Inc.**	5.19	%*	10/04/07	725,000	725,000
Jim White Co.**	5.23	%*	10/04/07	675,000	675,000
J2T LLC**	5.23	%*	10/04/07	2,000,000	2,000,000
Keiser Street, Inc.**	5.18	%*	10/04/07	1,415,000	1,415,000
Lehman Holdings	5.39	%*	10/03/07	200,000	200,043
Lehman Holdings	5.54	%*	11/29/07	1,760,000	1,760,501
Lehman Holdings	4.00%		01/22/08	950,000	945,837
Martin Wheel Co, Inc.**	5.43	%*	10/04/07	2,110,000	2,110,000
Mega Star Arbor LLC**	5.23	%*	10/04/07	4,090,000	4,090,000
Merrill Lynch	4.00%		11/15/07	1,000,000	998,666
MetLife Insurance Co.***	5.39	%*	10/01/07	7,500,000	7,500,000
Mubea, Inc.**	5.20	%*	10/04/07	1,400,000	1,400,000
O.K.I. Supply Co.**	5.19	%*	10/04/07	825,000	825,000
Osco Industries, Inc.**	5.28	%*	10/04/07	300,000	300,000
Pro Tire, Inc.**	5.19	%*	10/04/07	870,000	870,000
Prudential Financial	3.75%		05/01/08	3,105,000	3,075,440
Seariver Maritime, Inc.	5.70	%*	10/01/07	3,000,000	3,000,000
Springside Corp Exchange Partners LLC**	5.18	%*	10/04/07	2,000,000	2,000,000
Taylor Brothers Properties LLC**	5.19	%*	10/04/07	1,055,000	1,055,000
US Bank, N.A.	5.39	%*	10/01/07	5,000,000	5,000,000
US Bank, N.A.	5.33	%*	10/03/07	1,500,000	1,499,922
Wachovia Bank	5.33	%*	10/03/07	1,200,000	1,198,151
White Castle Project**	5.18	%*	10/04/07	3,500,000	3,500,000

Total Corporate Obligations			(Cost	$96,931,969)	96,931,969

Schedule of Investments

September 30, 2007 (unaudited)

The Money Market Fund

Security Description	Coupon/Yield	Maturity	Principal Amount ($) or Shares		Value ($)
U.S. Government Agency Obligations—3.3%

Fannie Mae	4.28%	10/25/07	150,000		149,879
Fannie Mae	5.00%	11/23/07	150,000		149,885
Fannie Mae	5.00%	12/13/07	150,000		149,852
Federal Farm Credit Bank	4.20%	01/07/08	750,000		747,824
Federal Home Loan Bank	5.13%	01/17/08	5,000,000		5,000,000
Federal Home Loan Bank	4.30%	01/30/08	500,000		498,397
Federal Home Loan Bank	5.00%	06/10/08	200,000		199,805

Total U.S. Government Agency Obligations		(Cost	$6,895,643)		6,895,643

Repurchase Agreements—12.9%

Morgan Stanley DW, Inc., 5.31%, 10/01/2007, (Collateralized by $28,290,370 various Certificates of Deposit, Government Agencies, Agency Strips, Commercial Papers, Treasury Notes at 2.625%—12.50%, due 10/01/2007—04/15/2030, value—$27,781,627) purchase date 09/28/2007			27,237,000		27,237,000

Total Repurchase Agreements		(Cost	$27,237,000)		27,237,000

Total Investments—100.9%		(Cost	$212,935,984	)(a)	212,935,984

Liabilities less Other Assets—(-0.9%)					(1,874,461)

Total Net Assets—100.0%					211,061,523

Trustee Deferred Compensation****

The Flex-funds Aggressive Growth Fund			148		1,299
The Flex-funds Defensive Growth Fund			77		869
The Flex-funds Dynamic Growth Fund			844		8,719
The Flex-funds Muirfield Fund			2,173		13,646
The Flex-funds Quantex Fund			776		15,442
The Flex-funds Socially Responsible Utilities Fund			166		4,196

Total Trustee Deferred Compensation		(Cost	$36,105)		44,171

(a)	Cost for federal income tax and financial reporting purposes are the same.
*	Variable rate security. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at September 30, 2007. The maturity date shown reflects next rate change date.
**	Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. As of September 30, 2007, securities restricted as to resale to institutional investors represented 19.1% of Total Investments.
***	Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. As of September 30, 2007, illiquid securities represented 3.5% of Total Investments.
****	Assets of affiliates to The Money Market Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Item 2.	Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Flex-funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	November 20, 2007

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	November 20, 2007